Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2017 KRW (₩)
Level 2
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 3,950,796
Level 2 | Financial liabilities designated at fair value through profit or loss
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	DCF
Carrying value	₩ 986,882
Significant unobservable inputs and range	Discount rate
Level 2 | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 2,963,914
Level 2 | Derivative liabilities | Trading purpose
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model, DCF
Carrying value	₩ 2,706,249
Significant unobservable inputs and range	Discount rate, foreign exchange rate, volatility, stock price, commodity index, etc.
Level 2 | Derivative liabilities | Hedging purpose
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model, DCF
Carrying value	₩ 257,665
Significant unobservable inputs and range	Discount rate, foreign exchange rate, volatility, stock price, commodity index, etc.
Level 3
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 7,776,763
Level 3 | Financial liabilities designated at fair value through profit or loss
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model
Carrying value	₩ 7,273,754
Significant unobservable inputs and range	The volatility of the underlying asset(0.00%~95.69%) Correlations(21.14%~100.00%)
Level 3 | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 503,009
Level 3 | Derivative liabilities | Equity and foreign exchange related
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model
Carrying value	₩ 23,482
Significant unobservable inputs and range	The volatility of the underlying asset(1.32%~44.40%) Correlations(0.00%~81.92%)
Level 3 | Derivative liabilities | Interest rates related
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model
Carrying value	₩ 451,034
Significant unobservable inputs and range	The volatility of the underlying asset(0.50%~0.85%) Regression coefficient(1.65%~2.77%) Correlations(31.53%~90.99%)
Level 3 | Derivative liabilities | Credit and commodity related
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model
Carrying value	₩ 28,493
Significant unobservable inputs and range	The volatility of the underlying asset(9.65%~35.92%) Correlations(21.14%~100%)